SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Software Development Costs Of Subsidiaries	$ 703	$ 9,606	$ 8,433
Amortized Capitalized Software Development Costs Of Subsidiaries	139	8,495	8,100
Severance Costs	2,093	3,862	3,264
Advertising Expense	2,027	2,387	2,645
Provision for Doubtful Accounts	1,119	1,926	1,014
Security Deposit	484
Other Than Temporary Impairment Losses, Investments, Available-For-Sale Securities	0	0	700
Unrealized Gain (Loss) on Cash Flow Hedging Instruments		139	245
Foreign Exchange Contract [Member]
Derivative, Notional Amount	$ 1,736	$ 0
Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Magic [Member]
Dividend, Percentage	50.00%